Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Event Opportunities Trust
Entity Central Index Key	0001572617
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Virtus Westchester Credit Event Fund - Class A
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Credit Event Fund
Class Name	Class A
Trading Symbol	WCFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents . You can also request this information by contacting us at 1-800-243-1574 .
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the l
a
st year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class A / WCFRX	$ 177	1.71%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approac
h t
o invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that we believe have the highest probability of closing. We analyze the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. We calculate the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of our individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, we seek to avoid transactions that we believe have low odds of deal completion or are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were closed-end funds, Syniverse Holdings, SPACs, the PGS ASA/TGS ASA merger, and Calumet Specialty Products. The biggest detractors from performance during the period were La Financiere Atalian, Dun & Bradstreet, Allen Media, Kronos Acquisition Holdings, and Origin Energy /Mid-Ocean Partners. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Closed-end funds	Positive	The Fund’s investments in municipal bond closed-end funds benefited from a narrowing of their discounts to net asset value (NAV) as interest rates declined and demand for these funds rose. This trend was driven by increasing underlying bond prices and the continued appeal of the higher relative interest income generated from the municipal bonds in which these funds invest.

Syniverse Holdings	Positive	Syniverse, a mobile telecommunications company, benefited Fund performance during the period. The company’s operations performed as expected and its bonds traded higher because they offer an attractive coupon rate of 7.00% above the Secured Overnight Financing Rate (SOFR), a reference interest rate.

La Financiere Atalian	Negative	The company’s core business continued to execute on its announced turnaround strategy during the fiscal year. However, the weak price on the company’s bonds reflected the delay in the planned reorganization.

Dun & Bradstreet	Negative	The company has been conducting a strategic review to assess the potential for improving profit margins. It has also been exploring opportunities to attract potential buyers. Meanwhile, the stock experienced a decline due to overall volatility stemming from deteriorating company fundamentals.
The preceding information is the opinion of portfolio management on
l
y through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent ac
c
ount values at the end of each of the most recently completed fiscal years of Class A shares from inception (December 29, 2017) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Westchester Credit Event Fund (Class A/WCFRX) at NAV (1)	6.84%	6.60%	5.95%
Virtus Westchester Credit Event Fund (Class A/WCFRX) at POP (2),(3)	0.96%	5.40%	5.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	0.97%
ICE BofA U.S. Treasury Bill 3 Month Index	5.25%	2.46%	2.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 81,292,000
Holdings Count | Holdings	134
Advisory Fees Paid, Amount	$ 788,000
Investment Company, Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$ 81,292
Total number of portfolio holdings	134
Total advisory fee paid (‘000s)	$ 788
Portfolio turnover rate as of the end of the reporting period	158%

Holdings [Text Block]
Asset Allocation
(1)
Industrials	19%
Financials	18%
Materials	15%
Communication Services	12%
Consumer Discretionary	10%
Information Technology	10%
Energy	6%
Health Care	4%
Utilities	4%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Updated Prospectus Web Address	https://www.virtus.com/mutual-funds-monthly-performance
Virtus Westchester Credit Event Fund - Class I
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Credit Event Fund
Class Name	Class I
Trading Symbol	WCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents . You can also request this information by contacting us at 1-800-243-1574 .
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class I / WCFIX	$ 151	1.46%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that we believe have the highest probability of closing. We analyze the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. We calculate the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of our individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, we seek to avoid transactions that we believe have low odds of deal completion or are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were closed-end funds, Syniverse Holdings, SPACs, the PGS ASA/TGS ASA merger, and Calumet Specialty Products. The biggest detractors from performance during the period were La Financiere Atalian, Dun & Bradstreet, Allen Media, Kronos Acquisition Holdings, and Origin Energy /Mid-Ocean Partners. The following table outlines key factors that
m
aterially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Closed-end funds	Positive	The Fund’s investments in municipal bond closed-end funds benefited from a narrowing of their discounts to net asset value (NAV) as interest rates declined and demand for these funds rose. This trend was driven by increasing underlying bond prices and the continued appeal of the higher relative interest income generated from the municipal bonds in which these funds invest.

Syniverse Holdings	Positive	Syniverse, a mobile telecommunications company, benefited Fund performance during the period. The company’s operations performed as expected and its bonds traded higher because they offer an attractive coupon rate of 7.00% above the Secured Overnight Financing Rate (SOFR), a reference interest rate.

La Financiere Atalian	Negative	The company’s core business continued to execute on its announced turnaround strategy during the fiscal year. However, the weak price on the company’s bonds reflected the delay in the planned reorganization.

Dun & Bradstreet	Negative	The company has been conducting a strategic review to assess the potential for improving profit margins. It has also been exploring opportunities to attract potential buyers. Meanwhile, the stock experienced a decline due to overall volatility stemming from deteriorating company fundamentals.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (December 29, 2017). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Westchester Credit Event Fund (Class I/WCFIX) at NAV (1)	7.10%	6.83%	6.20%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	0.97%
ICE BofA U.S. Treasury Bill 3 Month Index	5.25%	2.46%	2.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 81,292,000
Holdings Count | Holdings	134
Advisory Fees Paid, Amount	$ 788,000
Investment Company, Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTIC
S
(as of December 31, 2024)
Fund net assets (‘000s)	$ 81,292
Total number of portfolio holdings	134
Total advisory fee paid (‘000s)	$ 788
Portfolio turnover rate as of the end of the reporting period	158%

Holdings [Text Block]
Asset Allocation
(1)
Industrials	19%
Financials	18%
Materials	15%
Communication Services	12%
Consumer Discretionary	10%
Information Technology	10%
Energy	6%
Health Care	4%
Utilities	4%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Updated Prospectus Web Address	https://www.virtus.com/mutual-funds-monthly-performance
Virtus Westchester Event-Driven Fund - Class A
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Event-Driven Fund
Class Name	Class A
Trading Symbol	WCERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents . You can also request this information by contacting us at 1-800-243-1574 .
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What
were
the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class A / WCERX	$ 176	1.73%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that we believe have the highest probability of closing. We analyze the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. We calculate the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of our individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, we seek to avoid transactions that we believe have low odds of deal completion or are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were government-sponsored enterprises (GSEs), Endeavor Group Holdings/Silver Lake Management, Pioneer Natural Resources/Exxon Mobil, Catalent/Novo Holdings, and SPACs. The biggest detractors from performance during the period were Capri Holdings/Tapestry, United States Steel/Nippon Steel, Hess/Chevron, Vivendi, and our Macro Portfolio Hedge. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
GSEs	Positive	GSEs are privately held entities created by Congress to facilitate borrowing in the U.S. economy. As the Trump administration signaled that it might move to end government conservatorship of GSEs, the prices of the Fund’s holdings rose on hopes of their potential return to private status.

Endeavor Group Holdings/Silver Lake Management	Positive	The spread between the target company’s current market price and the price offered by the acquiring company tightened after the deal was announced in November 2024, as the market anticipated this deal, which is one of the largest public-to-private transactions in the last decade, would close in the first quarter of 2025.

Capri Holdings/Tapestry	Negative	U.S. regulators took action to block the acquisition on antitrust grounds and ultimately secured a victory in that case. The transaction was officially terminated in the fourth quarter of 2024.
United States Steel/Nippon Steel	Negative	The agreed-upon acquisition of U.S. Steel by Nippon Steel suffered a mark-to-market loss toward the end of the period amid growing speculation that President Biden would imminently block the deal.
The preceding information is the opinion of portfolio management only through the
e
nd of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (March 22, 2017) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Westchester Event-Driven Fund (Class A/WCERX) at NAV (1)	3.02%	2.63%	4.16%
Virtus Westchester Event-Driven Fund (Class A/WCERX) at POP (2),(3),(4)	(2.65) %	1.47%	3.40%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.23%
ICE BofA U.S. Treasury Bill 3 Month Index	5.25%	2.46%	2.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

(4)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Mar. 22, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 136,356,000
Holdings Count | Holdings	291
Advisory Fees Paid, Amount	$ 4,623,000
Investment Company, Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]
KEY
FUND
STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$ 136,356
Total number of portfolio holdings	291
Total advisory fee paid (‘000s)	$ 4,623
Portfolio turnover rate as of the end of the reporting period	210%

Holdings [Text Block]
Asset Allocation
(1)
Materials	20%
Energy	17%
Communication Services	14%
Information Technology	12%
Financials	11%
Industrials	7%
Utilities	7%
Consumer Staples	7%
Consumer Discretionary	3%
Health Care	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Updated Prospectus Web Address	https://www.virtus.com/mutual-funds-monthly-performance
Virtus Westchester Event-Driven Fund - Class I
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Event-Driven Fund
Class Name	Class I
Trading Symbol	WCEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents . You can also request this information by contacting us at 1-800-243-1574 .
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class I / WCEIX	$ 149	1.47%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that we believe have the highest probability of closing. We analyze the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. We calculate the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of our individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, we seek to avoid transactions that we believe have low odds of deal completion or are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were government-sponsored enterprises (GSEs), Endeavor Group Holdings/Silver Lake Management, Pioneer Natural Resources/Exxon Mobil, Catalent/Novo Holdings, and SPACs. The biggest detractors from performance during the period were Capri Holdings/Tapestry, United States Steel/Nippon Steel, Hess/Chevron, Vivendi, and our Macro Portfolio Hedge. The following ta
ble outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
GSEs	Positive	GSEs are privately held entities created by Congress to facilitate borrowing in the U.S. economy. As the Trump administration signaled that it might move to end government conservatorship of GSEs, the prices of the Fund’s holdings rose on hopes of their potential return to private status.

Endeavor Group Holdings/Silver Lake Management	Positive	The spread between the target company’s current market price and the price offered by the acquiring company tightened after the deal was announced in November 2024, as the market anticipated this deal, which is one of the largest public-to-private transactions in the last decade, would close in the first quarter of 2025.

Capri Holdings/Tapestry	Negative	U.S. regulators took action to block the acquisition on antitrust grounds and ultimately secured a victory in that case. The transaction was officially terminated in the fourth quarter of 2024.
United States Steel/Nippon Steel	Negative	The agreed-upon acquisition of U.S. Steel by Nippon Steel suffered a mark-to-market loss toward the end of the period amid growing speculation that President Biden would imminently block the deal.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Westchester Event-Driven Fund (Class I/WCEIX) at NAV (1)	3.26%	2.87%	3.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
ICE BofA U.S. Treasury Bill 3 Month Index	5.25%	2.46%	1.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 136,356,000
Holdings Count | Holdings	291
Advisory Fees Paid, Amount	$ 4,623,000
Investment Company, Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]
KEY
FUND
STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$ 136,356
Total number of portfolio holdings	291
Total advisory fee paid (‘000s)	$ 4,623
Portfolio turnover rate as of the end of the reporting period	210%

Holdings [Text Block]
Asset Allocation
(1)
Materials	20%
Energy	17%
Communication Services	14%
Information Technology	12%
Financials	11%
Industrials	7%
Utilities	7%
Consumer Staples	7%
Consumer Discretionary	3%
Health Care	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Updated Prospectus Web Address	https://www.virtus.com/mutual-funds-monthly-performance